INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Jan. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets subject to amortization [Table Text Block]
	January 31, 2023	January 31, 2022
	$	$
Licenses	12,167,021	12,141,476
Brands	644,800	868,982
Customer relationships	1,540,447	1,758,553
	14,352,268	14,769,011
Less: accumulated amortization	(6,465,443)	(5,544,846)
	7,886,825	9,224,165

Schedule of estimated amortization expense [Table Text Block]
$
January 31, 2024	1,337,336
January 31, 2025	1,337,336
January 31, 2026	1,337,336
January 31, 2027	1,337,336
January 31, 2028	1,325,336
Thereafter	1,212,145
7,886,825